Long-term investments - Held-to-maturity investments and other long-term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Long-term investment
Equity investments - equity method	$ 14,269	¥ 99,338	¥ 42,500
Equity investments - measurement alternative	28,850	200,850	165,253
Held-to-maturity investments	1,508	10,502	197,469
Other long-term investments	142,912	994,922	897,284
Total	$ 187,539	¥ 1,305,612	¥ 1,302,506